Vanguard® Health Care Fund
Schedule of Investments (unaudited)
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.3%)
Belgium (3.0%)
[1]	UCB SA	10,923,125	823,252
*	Argenx SE	1,377,888	534,966
*	Galapagos NV	1,175,458	53,613
			1,411,831
Brazil (0.0%)
[2]	Hapvida Participacoes e Investimentos SA	8,909,471	13,453
China (0.8%)
[2]	WuXi AppTec Co. Ltd. Class H	9,838,416	78,965
*	Legend Biotech Corp. ADR	1,483,204	73,893
	Yifeng Pharmacy Chain Co. Ltd. Class A	6,945,794	53,458
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	24,872,000	34,268
*	Zai Lab Ltd.	14,229,400	32,710
*,2	Wuxi Biologics Cayman Inc.	6,756,200	30,401
*,2	Remegen Co. Ltd. Class H	4,397,500	27,673
*	Zai Lab Ltd. ADR	1,085,794	24,192
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	452,517	20,229
*,2	Everest Medicines Ltd.	2,139,500	1,686
			377,475
Denmark (2.2%)
*	Genmab A/S	2,088,852	804,642
*	Genmab A/S ADR	3,150,246	121,316
*	Ascendis Pharma A/S ADR	942,809	108,423
			1,034,381
Italy (0.3%)
	DiaSorin SpA	552,359	72,213
	Amplifon SpA	1,439,109	35,753
			107,966
Japan (9.0%)
	Daiichi Sankyo Co. Ltd.	44,943,890	1,438,688
[1]	Eisai Co. Ltd.	18,967,777	1,143,817
	Astellas Pharma Inc.	38,147,400	526,365
	Ono Pharmaceutical Co. Ltd.	19,628,460	461,928
	Chugai Pharmaceutical Co. Ltd.	11,038,000	255,771
	Terumo Corp.	6,976,400	211,727
	Nippon Shinyaku Co. Ltd.	1,977,800	109,503
	Asahi Intecc Co. Ltd.	2,023,500	34,471
			4,182,270
Spain (0.1%)
	Almirall SA	3,142,775	29,283

		Shares	Market Value ($000)
Switzerland (4.8%)
	Novartis AG (Registered)	21,530,502	1,741,619
	Alcon Inc.	3,393,208	206,597
	Lonza Group AG (Registered)	352,632	181,529
	Tecan Group AG (Registered)	203,082	74,497
			2,204,242
United Kingdom (6.2%)
	AstraZeneca plc	19,803,082	2,323,538
	GSK plc	20,691,024	338,942
	Hikma Pharmaceuticals plc	6,910,934	99,208
*,3	Abcam plc ADR	5,880,982	91,508
	Genus plc	1,004,385	29,354
*	Abcam plc	1,281,015	19,829
			2,902,379
United States (71.9%)
	UnitedHealth Group Inc.	6,127,088	3,401,453
	Eli Lilly & Co.	8,145,819	2,949,520
	Pfizer Inc.	50,265,539	2,339,861
	Elevance Health Inc.	2,706,356	1,479,754
	Bristol-Myers Squibb Co.	18,905,061	1,464,575
*	Biogen Inc.	4,970,503	1,408,839
	Stryker Corp.	5,344,795	1,225,241
	Humana Inc.	2,186,329	1,220,147
*	Boston Scientific Corp.	27,663,317	1,192,566
*	Regeneron Pharmaceuticals Inc.	1,472,016	1,102,172
	Danaher Corp.	4,344,265	1,093,321
*	Vertex Pharmaceuticals Inc.	3,364,513	1,049,728
	Thermo Fisher Scientific Inc.	2,024,414	1,040,488
*	Alnylam Pharmaceuticals Inc.	4,718,518	977,960
*	Centene Corp.	8,903,692	757,971
	HCA Healthcare Inc.	3,319,117	721,808
*	Edwards Lifesciences Corp.	9,662,088	699,825
	Abbott Laboratories	6,321,535	625,453
*	Incyte Corp.	8,355,395	621,140
	Zoetis Inc.	4,096,941	617,737
*	Seagen Inc.	4,583,727	582,867
*	Moderna Inc.	3,652,228	549,039
*	Insulet Corp.	2,003,249	518,461
	Agilent Technologies Inc.	3,576,445	494,801
*	DexCom Inc.	3,102,951	374,774
	Laboratory Corp. of America Holdings	1,485,818	329,644
*	IQVIA Holdings Inc.	1,559,767	327,036
*	Illumina Inc.	1,377,704	315,246
*	agilon health Inc.	14,265,479	283,170
*	Molina Healthcare Inc.	729,664	261,847
	Teleflex Inc.	1,217,493	261,225
*	Sarepta Therapeutics Inc.	2,273,611	259,237
*	Waters Corp.	811,122	242,663
*	Align Technology Inc.	1,245,662	242,032
*	Acadia Healthcare Co. Inc.	2,711,116	220,414
*	Apellis Pharmaceuticals Inc.	3,222,912	194,954
*,1	Agios Pharmaceuticals Inc.	5,148,413	141,787
*	Mirati Therapeutics Inc.	1,981,533	133,397
	Royalty Pharma plc Class A	3,053,455	129,222
*,1	Ironwood Pharmaceuticals Inc. Class A	10,902,066	119,269
*	Karuna Therapeutics Inc.	514,899	112,938
*	Alkermes plc	4,619,968	104,873

		Shares	Market Value ($000)
*	Intra-Cellular Therapies Inc.	2,295,196	104,822
*	Exact Sciences Corp.	2,807,222	97,635
*	Syneos Health Inc.	1,911,256	96,289
	Encompass Health Corp.	1,753,507	95,461
*	Blueprint Medicines Corp.	1,839,840	95,377
*	Cytokinetics Inc.	1,678,045	73,264
*	Horizon Therapeutics plc	1,116,133	69,557
*	Denali Therapeutics Inc.	2,214,802	63,521
*	Oak Street Health Inc.	2,978,154	60,248
*	Amedisys Inc.	603,050	58,852
*	Vaxcyte Inc.	1,271,342	55,443
*	Glaukos Corp.	934,746	52,411
*	PTC Therapeutics Inc.	1,235,744	46,736
*	Charles River Laboratories International Inc.	210,626	44,705
*,1	Nektar Therapeutics Class A	11,383,721	42,803
*	Reata Pharmaceuticals Inc. Class A	1,237,211	39,838
*	REVOLUTION Medicines Inc.	1,881,501	38,119
*	Ultragenyx Pharmaceutical Inc.	900,000	36,414
*	Amicus Therapeutics Inc.	3,307,491	33,075
*,1	2seventy bio Inc.	2,046,666	32,501
*	Sage Therapeutics Inc.	772,758	29,102
*	Rocket Pharmaceuticals Inc.	1,199,337	22,380
*	TG Therapeutics Inc.	3,066,304	17,846
*	NanoString Technologies Inc.	1,416,596	14,818
			33,509,672
Total Common Stocks (Cost $27,929,942)			45,772,952
Temporary Cash Investments (1.8%)
Money Market Fund (0.0%)
[4,5]	Vanguard Market Liquidity Fund 3.117%	2,001	200
		Face Amount ($000)
Repurchase Agreements (1.5%)
	Bank of America Securities, LLC, 3.050%, 11/1/22 (Dated 10/31/22, Repurchase Value $100,000, collateralized by Federal Farm Credit Bank 3.650%, 6/12/28, with a value of $103,000)	100	100
	Bank of Nova Scotia, 3.000%, 11/1/22 (Dated 10/31/22, Repurchase Value $102,209,000, collateralized by U.S. Treasury Bill 0.000%, 2/23/23–3/30/23, and U.S. Treasury Note/Bond 0.250%–4.500%, 1/31/23–2/15/51, with a value of $104,253,000)	102,200	102,200
	Barclays Capital Inc., 2.980%, 11/1/22 (Dated 10/31/22, Repurchase Value $11,301,000, collateralized by U.S. Treasury Note/Bond 2.000%, 11/15/41, with a value of $11,526,000)	11,300	11,300
	BNP Paribas, 3.030%, 11/1/22 (Dated 10/31/22, Repurchase Value $37,603,000, collateralized by Fannie Mae 2.000%–5.596%, 6/1/33–10/1/52, Freddie Mac 2.770%–4.320%, 3/1/40–8/1/52, Ginnie Mae 2.000%, 1/20/51, and U.S. Treasury Note/Bond 0.250%–4.250%, 3/15/24–10/31/28, with a value of $38,352,000)	37,600	37,600
	Credit Agricole Securities, 2.980%, 11/1/22 (Dated 10/31/22, Repurchase Value $147,712,000, collateralized by U.S. Treasury Note/Bond 2.875%, 5/15/43, with a value of $150,654,000)	147,700	147,700

	Face Amount ($000)	Market Value ($000)
HSBC Bank USA, 3.000%, 11/1/22 (Dated 10/31/22, Repurchase Value $4,700,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 10/15/25, with a value of $4,794,000)	4,700	4,700
HSBC Bank USA, 3.050%, 11/1/22 (Dated 10/31/22, Repurchase Value $4,600,000, collateralized by Fannie Mae 2.000%–6.000%, 9/1/27–11/1/52, and Freddie Mac 2.500%–4.500%, 7/1/29–9/1/52, with a value of $4,692,000)	4,600	4,600
Natixis SA, 2.980%, 11/1/22 (Dated 10/31/22, Repurchase Value $178,715,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 2.125%–2.375%, 1/15/25–2/15/41, and U.S. Treasury Note/Bond 0.125%–4.250%, 5/31/23–2/15/52, with a value of $182,274,000)	178,700	178,700
Nomura International plc, 3.000%, 11/1/22 (Dated 10/31/22, Repurchase Value $101,408,000, collateralized by U.S. Treasury Bill 0.000%, 12/1/22–3/30/23, U.S. Treasury Inflation Indexed Note/Bond 0.375%, 7/15/23, and U.S. Treasury Note/Bond 1.500%–2.750%, 1/31/23–2/15/28, with a value of $103,428,000)	101,400	101,400
RBC Capital Markets LLC, 3.000%, 11/1/22 (Dated 10/31/22, Repurchase Value $120,110,000, collateralized by Fannie Mae 2.500%–3.500%, 2/1/43–6/1/50, and U.S. Treasury Bill 0.000%, 11/1/22–4/20/23, with a value of $122,502,000)	120,100	120,100
		708,400
U.S. Government and Agency Obligations (0.3%)
United States Cash Management Bill, 3.023%, 1/03/23	75,000	74,504
United States Treasury Bill, 2.620%, 11/29/22	75,000	74,792
		149,296
Total Temporary Cash Investments (Cost $858,036)		857,896
Total Investments (100.1%) (Cost $28,787,978)		46,630,848
Other Assets and Liabilities—Net (-0.1%)		(43,465)
Net Assets (100%)		46,587,383
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $152,178,000, representing 0.3% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $98,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $107,000 was received for securities on loan.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	33,523,125	—	—	33,523,125
Common Stocks—Other	419,332	11,830,495	—	12,249,827
Temporary Cash Investments	200	857,696	—	857,896
Total	33,942,657	12,688,191	—	46,630,848

E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2022 Market Value ($000)
2seventy bio Inc.	38,211	—	—	—	(5,710)	—	—	32,501
Agios Pharmaceuticals Inc.	159,034	—	—	—	(17,247)	—	—	141,787
Alkermes plc	301,083	—	201,154	(86,001)	90,945	—	—	NA1
Bluebird Bio Inc.	48,445	—	25,566	(331,130)	308,251	—	—	—
Eisai Co. Ltd.	894,327	45,294	—	—	204,196	22,220	—	1,143,817
Ironwood Pharmaceuticals Inc. Class A	121,558	—	—	—	(2,289)	—	—	119,269
Nektar Therapeutics Class A	126,587	—	—	—	(83,784)	—	—	42,803
UCB SA	1,018,749	90,308	46,817	14,097	(253,085)	13,426	—	823,252
Vanguard Market Liquidity Fund	4,711	NA2	NA2	(2)	—	—	—	200
Total	2,712,705	135,602	273,537	(403,036)	241,277	35,646	—	2,303,629
1	Not applicable—at October 31, 2022, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.